Investments in Joint Ventures - Summary of the Financial Information for Equity Accounted Investments (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Space Gas Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	$ 2,237,644
Non-current assets	13,221,364
Current liabilities	1,426,128
Long-term liabilities	5,530,995
Revenues	3,362,478
Operating income/(loss)	1,122,467
Net income/(loss)	854,885
Financial Power Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	1,745,681
Non-current assets	13,229,810
Current liabilities	1,583,998
Long-term liabilities	5,530,995
Revenues	3,281,896
Operating income/(loss)	477,559
Net income/(loss)	212,498
Cannes View Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	2,560,065
Non-current assets	14,532,274
Current liabilities	1,702,293
Long-term liabilities	7,792,274
Revenues	2,707,338
Operating income/(loss)	872,331
Net income/(loss)	627,671
ColoradoOiland Gas Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	2,265,263
Non-current assets	12,801,053
Current liabilities	2,488,495
Long-term liabilities	6,818,237
Revenues	2,032,648
Operating income/(loss)	(85,071)
Net income/(loss)	(303,415)
Frost Investments Corp Inc [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	13,693,747
Non-current assets	20,396,424
Current liabilities	2,653,152
Long-term liabilities	10,757,210
Revenues	2,047,026
Operating income/(loss)	(370,748)
Net income/(loss)	$ (420,191)